Allowance for Credit Losses (Impaired Loans) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Feb. 22, 2021 USD ($)	Feb. 19, 2021 USD ($) loan	Dec. 31, 2020 USD ($)
Recorded investment:
Total impaired loans with related allowance	$ 636,000
Total impaired loans with no related allowance	12,039,000
Unpaid principal balance:
Total impaired loans with an allowance recorded	685,000
Total impaired loans with no related allowance recorded	13,255,000
Related Allowance	365,000
Average recorded investment:
Total impaired loans with an allowance recorded	645,000
Total impaired loans with no related allowance recorded	52,945,000
Interest Recognized
Total impaired loans with no related allowance recorded	365,000
Total trouble debt restructuring	7,788,000			$ 5,821,000
Amount of loans with some degree of payment deferral		$ 1,011,570,000
Loans	6,894,946,000			7,541,754,000
Period of charge off for past due unsecured commercial loans		90 days
Percentage of loan payments on deferral period		78.00%
Percentage of loan sort of deferral program for relief		13.00%
Paycheck protection program loans (COVID-19 program)
Interest Recognized
Number of loans | loan			3,500
Amount of loans outstanding			$ 395,872,000
Domestic | Commercial Loan [Member]
Interest Recognized
Loans				1,785,936,000
Domestic | Commercial Real Estate: other construction and land development
Interest Recognized
Loans				1,846,757,000
Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member]
Interest Recognized
Loans				2,289,308,000
Domestic | Commercial Real Estate Multifamily Receivable [Member]
Interest Recognized
Loans				441,044,000
Domestic | Residential First Mortgage Financing Receivable [Member]
Interest Recognized
Loans				405,119,000
Domestic | Residential Junior Lien
Interest Recognized
Loans				594,025,000
Commercial, financial and agricultural
Interest Recognized
Loans	3,379,837,000			4,516,288,000
Commercial, financial and agricultural | Domestic | Commercial Loan [Member]
Recorded investment:
Total impaired loans with related allowance	510,000
Total impaired loans with no related allowance	1,425,000
Unpaid principal balance:
Total impaired loans with an allowance recorded	516,000
Total impaired loans with no related allowance recorded	1,516,000
Related Allowance	249,000
Average recorded investment:
Total impaired loans with an allowance recorded	514,000
Total impaired loans with no related allowance recorded	18,794,000
Interest Recognized
Total impaired loans with no related allowance recorded	2,000
Total trouble debt restructuring	32,000
Loans	1,292,660,000			1,785,936,000
Commercial, financial and agricultural | Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member]
Recorded investment:
Total impaired loans with no related allowance	1,208,000
Unpaid principal balance:
Total impaired loans with no related allowance recorded	1,841,000
Average recorded investment:
Total impaired loans with no related allowance recorded	22,357,000
Interest Recognized
Loans	1,896,747,000			2,289,308,000
Commercial, financial and agricultural | Domestic | Commercial Real Estate Multifamily Receivable [Member]
Recorded investment:
Total impaired loans with no related allowance	165,000
Unpaid principal balance:
Total impaired loans with no related allowance recorded	168,000
Average recorded investment:
Total impaired loans with no related allowance recorded	651,000
Interest Recognized
Loans	190,430,000			441,044,000
Commercial Real Estate Portfolio Segment [Member]
Interest Recognized
Loans	2,185,883,000			1,846,757,000
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate: other construction and land development
Recorded investment:
Total impaired loans with related allowance	126,000
Total impaired loans with no related allowance	812,000
Unpaid principal balance:
Total impaired loans with an allowance recorded	169,000
Total impaired loans with no related allowance recorded	1,133,000
Related Allowance	116,000
Average recorded investment:
Total impaired loans with an allowance recorded	131,000
Total impaired loans with no related allowance recorded	1,737,000
Interest Recognized
Loans	2,185,883,000			1,846,757,000
Real estate - mortgage
Interest Recognized
Loans	1,140,377,000			999,144,000
Real estate - mortgage | Domestic | Residential First Mortgage Financing Receivable [Member]
Recorded investment:
Total impaired loans with no related allowance	6,278,000
Unpaid principal balance:
Total impaired loans with no related allowance recorded	6,445,000
Average recorded investment:
Total impaired loans with no related allowance recorded	6,988,000
Interest Recognized
Total impaired loans with no related allowance recorded	309,000
Total trouble debt restructuring	5,608,000			4,078,000
Loans	433,901,000			405,119,000
Real estate - mortgage | Domestic | Residential Junior Lien
Recorded investment:
Total impaired loans with no related allowance	692,000
Unpaid principal balance:
Total impaired loans with no related allowance recorded	692,000
Average recorded investment:
Total impaired loans with no related allowance recorded	1,023,000
Interest Recognized
Total impaired loans with no related allowance recorded	42,000
Total trouble debt restructuring	692,000			521,000
Loans	706,476,000			594,025,000
Consumer
Interest Recognized
Loans	47,800,000			40,595,000
Consumer | Domestic
Recorded investment:
Total impaired loans with no related allowance	1,195,000
Unpaid principal balance:
Total impaired loans with no related allowance recorded	1,196,000
Average recorded investment:
Total impaired loans with no related allowance recorded	1,117,000
Interest Recognized
Total trouble debt restructuring	1,192,000			989,000
Loans	47,800,000			40,595,000
Foreign
Interest Recognized
Loans	141,049,000			138,970,000
Foreign | Foreign
Recorded investment:
Total impaired loans with no related allowance	264,000
Unpaid principal balance:
Total impaired loans with no related allowance recorded	264,000
Average recorded investment:
Total impaired loans with no related allowance recorded	278,000
Interest Recognized
Total impaired loans with no related allowance recorded	12,000
Total trouble debt restructuring	264,000			233,000
Loans	$ 141,049,000			$ 138,970,000